Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Investments - 107.2%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments - 45.4%^
Direct Credit - 3.1%
North America - 1.7%
Consumer Discretionary - 0.1%
Lash OpCo, LLC.[1,2] (Principal amount $3,703,567)	SOFR + 2.65% + 4.35% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	3,698,592	3,589,579	#

Diversified Financials - 0.2%
AMLRS Holdings, Inc.[1,4] (Principal amount $4,925,524)	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,906,896	4,801,171	#
Cerity Partners Equity Holding, LLC.[1,2] (Principal amount $5,037,823)	Cash 5.25% + SOFR[3]	7/28/2029	First Lien, Senior Secured	3/3/2023	4,984,003	4,988,453	#
Total Diversified Financials					9,890,899	9,789,624

Food Products - 0.1%
Woof Holdings, Inc.[1,5] (Principal amount $4,912,500)	Cash 3.75% + SOFR[3]	12/21/2027	First Lien Term Loan	7/5/2023	4,912,500	3,644,593	#

Health Care - 0.3%
Teal Acquisition Co., Inc.[1] (Principal amount $154,991)	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	155,015	154,697	#
TNAA Holdco, LLC.[1,2] (Principal amount $6,177,043)	Cash 8.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	6,061,015	6,070,453	#
United Digestive MSO Parent, LLC.[1,2,4] (Principal amount $6,894,770)	Cash 8.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,484,770	5,484,770	#
Total Health Care					11,700,800	11,709,920

Industrials - 0.2%
Apex Service Partners LLC.[1,4,5] (Principal amount $8,759,485)	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	8,667,741	8,703,424	#

Information Technology - 0.1%
Everberg CIS Holdings, LLC.[1,2,4] (Principal amount $577,553)	SOFR + 8.34% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	410,133	394,260	#
Everberg SC Holdings III, LLC.[1,2,4] (Principal amount $694,366)	SOFR + 8.90% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	428,021	516,759	#
Everberg SC Holdings IV, LLC.[1,2] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	281,556	359,924	#
Madison Logic Holdings, Inc.[1,2,4] (Principal amount $3,729,420)	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,684,002	3,570,547	#
Redstone Holdco 2, L.P.[1,2] (Principal amount $3,000,000)	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	2,962,891	834,987	#
Total Information Technology					7,766,603	5,676,477

Professional Services - 0.2%
ManTech International Corporation[1,5] (Principal amount $8,251,200)	Cash 5.00% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,251,200	8,333,712	#

Software and Services - 0.1%
Career Step, LLC.[1] (2,673,454 shares)	3M SOFR + 10.90% (1% Floor)[3]	N/A	Preferred Equity	11/17/2020	2,453,525	2,982,021	#
Packers Software Intermediate Holdings, Inc.[1,4] (Principal amount $1,267,953)	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,274,927	1,202,472	#
Total Software and services					3,728,452	4,184,493

Veterinary Services - 0.4%
PetVet Care Centers, LLC.1.4,5 (3000 Series A Preferred shares, Principal amount $12,652,818)	SOFR + 6.00%[3]	11/15/2030	Term Loan, Preferred Stock	11/15/2023	15,345,602	16,045,947	#
Total North America					73,962,389	71,677,769

Western Europe - 1.4%
Financials - 0.8%
AIOF II Galway Co-Invest, L.P.*[1,4,5]	N/A	N/A	Limited Partnership Interest	9/29/2023	20,890,611	31,124,266

Industrials - 0.4%
European Credit 2022 One Sarl - ICG SDP 5-A (EUR)[1,5,8] (Principal amount $12,100,000)	SONIA + 5.00%[3]	11/7/2030	Initial Term Loan	6/24/2024	15,095,566	16,721,249	#
Software Solutions - 0.2%
Finastra USA, Inc.[1,4,5] (Principal amount $8,946,898)	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	8,802,160	8,938,846	#
Total Western Europe					44,788,337	56,784,361
Total Direct Credit (Cost $118,750,726)					118,750,726	128,462,130

	Investment Type	Acquistion Date	Cost	Fair Value
Direct Equity - 42.3%
Asia - 1.7%
Health Care - 0.4%
Indigo, L.P.*[1,2,6]	Limited Partnership Interest	6/18/2021	4,400,000	16,622,499

Information Technology - 1.3%
Multiples PE GIFT Fund SPV 2 Class A1*[1,5,6]	Limited Partnership Interest	3/3/2025	50,000,000	52,774,094
Total Asia			54,400,000	69,396,593

North America - 30.0%
Construction - 0.7%
GridSource Holdings, LLC.*[1,6,7] (58,015,362 Preferred Units and 21,345,000 Series A Units)	Preferred Units	6/8/2023	12,839,203	28,515,905	#

Consumer Discretionary - 0.9%
CL DAL Opportunities Feeder, L.P.*[1,6]	Limited Partnership Interest	9/9/2020	3	1,088,170
LUV Car Wash Holdings LLC.*[1,2,6]	Limited Partnership Interest	3/2/2022	13,972,472	17,935,427	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,4,6]	Limited Partnership Interest	1/31/2022	9,684,276	10,344,248
RC V RW Investor-B, LLC*[1,6]	Limited Partnership Interest	10/23/2020	6,735,406	9,306,926
Total Consumer Discretionary			30,392,157	38,674,771

Consumer Services - 1.6%
Bloom Aggregator, L.P.*[1,5,6] (13,100 shares)	Common Stock	6/11/2024	13,100,000	15,399,110	#
MidOcean Partners SC-G, L.P.*[1,5,6]	Class A Limited Partner	5/2/2024	39,256,337	49,783,186
Total Consumer Services			52,356,337	65,182,296

Distribution Services - 0.3%
V-Co-Invest II, L.P.*[1,6,7]	Limited Partnership Interest	6/30/2023	17,138,537	13,866,677

Diversified Consumer Servies - 1.3%
KKR Game Changer Co-Invest Feeder II, L.P.*[1,5,6]	Limited Partnership Interest	5/30/2024	50,000,000	55,615,969

Diversified Financials - 0.8%
AMLRS Equity Investors, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	1,413,356	1,491,222
LEP PCS Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	11/20/2023	30,112,854	31,836,048
Total Diversified Financials			31,526,210	33,327,270

Financials - 1.2%
TSOII Project Sun Investment Aggregator, L.P.*[1,5,6]	Limited Partnership Interest	12/29/2023	20,038,668	24,015,705
RCP Sun Co-Invest B, L.P.*[1,4,5,6]	Limited Partnership Interest	8/16/2024	21,945,824	25,817,810
Total Financials			41,984,492	49,833,515

Health Care - 8.7%
CCBlue Limited Partnership*[1,2,6,8]	Limited Partnership Interest	5/24/2022	7,924,074	811,201
Cyan Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	6/13/2024	-	-
Holliday Co-Investment Blocker, LLC.*[1,2,4,6]	Limited Partnership Interest	2/7/2023	6,946,661	7,277,442
FFL V Badge 21 Co-Investment Parallel Fund, L.P.*[1,5,6]	Limited Partnership Interest	7/8/2024	57,500,000	60,820,996
MidOcean Partners SC-E, L.P.*1,4,5,6 (55,000 Class E Units)	Preferred Equity	5/22/2025	54,065,625	54,065,625
NEA BH SPV II, L.P.*[1,6]	Limited Partnership Interest	9/2/2020	5,019,357	65,157
RCP Nats Co-Investment Fund, L.P.*[1,5,6]	Limited Partnership Interest	3/18/2025	80,000,000	84,593,915
Sylvester 2023, L.P.*[1,5,6]	Limited Partnership Interest	12/18/2023	10,034,384	13,115,947
Taurus Holdco, L.P.*[1,5,6] (650,000 Class A units)	Common Stock	11/19/2024	65,000,000	76,328,042
Teal Parent Holdings, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	32,520	13,051	#
TVG-Hero Holdings II, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	1,939,297	5,200,633
Vistria Soliant Holdings, L.P.*[1,4,5,6] (58,970 shares)	Limited Partnership Interest	7/17/2024	58,970,000	62,354,249
Total Health Care			347,431,918	364,646,258

Health Care/Pharmaceuticals - 1.6%
Cosette Pharmaceuticals Holdings, Inc.*[1,4,5,6]	Common Equity	7/9/2024	59,655,000	66,291,967	#

Industrial Services - 3.5%
Bad Boy Mowers JV Investments, L.P.*[1,5,6] (300,000 Class A-1 Units)	Limited Partnership Interest	11/10/2023	30,000,000	36,459,971	#
Einstein 2021, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	9,971,816	19,410,710
KAWP Holdings, L.P.*[1,6]	Limited Partnership Interest	12/18/2020	9,541,569	24,320,510	#
KLC Fund 0225-CI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/3/2025	20,833,333	22,027,048
Novacap TMT VI Co-Investment, L.P.*[1,4,5,6]	Common Equity	5/29/2025	35,064,933	35,064,933
Oscar Holdings, L.P.*[1,2,4,6]	Limited Partnership Interest	4/27/2022	7,000,000	8,254,042	#
Total Industrial Services			112,411,651	145,537,214

Industrials - Aerospace - 0.9%
Sands Capital Global Innovation Fund II-AN, L.P.*[1,5,6]	Common Equity	8/2/2024	20,000,000	39,054,777	#

Industrials - Electrical Equipment - 0.7%
KRESA Co-Invest, L.P.*[1,5,6] (30,500 shares)	Common Equity	4/28/2025	30,500,000	30,500,000	#

Information Technology - 2.5%
Beantown IVP Co-Invest II, L.P.*[1,2,6]	Preferred Equity	3/8/2023	5,000,000	7,196,362
Cinven Arrow, L.P.*[1,5,6,8]	Limited Partnership Interest	6/21/2023	15,883,866	22,910,102
Fetch Rewards, Inc.*[1,2,6] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	4,999,970	5,593,137	#
Follett Acquisition, L.P.*[1,2,6]	Limited Partnership Interest	1/12/2022	9,978,104	6,058,055	#
Ignite Resonate Co-Investors, LLC.*[1,2,6]	Limited Partnership Interest	7/27/2022	9,005,780	9,184,366	#
Sands Capital Global Innovation Fund II-DB, L.P.*[1,5,6]	Limited Partnership Interest	12/16/2024	20,000,000	20,249,428	#
Sands Capital Global Innovation Fund III-2 Aggregator, L.P.*[1,5,6]	Common Equity	5/28/2025	22,055,000	22,055,000	#
T-VIII Skopima Co-Invest, L.P.*[1,2,4,6]	Limited Partnership Interest	5/7/2021	526,015	1,212,116
Thrive Capital Partners VIII Growth-B, LLC.*[1,2,6]	Limited Partnership Interest	3/17/2023	5,006,042	9,322,155
Total Information Technology			92,454,777	103,780,721

Insurance - 0.8%
T-IX Butterfly Co-Invest, L.P.*[1,4,5,6]	Limited Partnership Interest	5/2/2024	23,784,299	34,378,273

Semiconductors and Equipment - 0.3%
THL Fund Investors (Altar), L.P.*[1,2,4,6]	Limited Partnership Interest	1/27/2022	8,528,909	11,579,430	#

Software and Services - 2.2%
EQT X Co-Investment (A) SCSp*[1,5,6]	Limited Partner Interest	6/10/2024	42,585,000	51,848,213
Project Brewer*[1,6] (843.579 Series A shares, 11.00%)	Preferred Equity	11/12/2020	1,074,445	952,601	#
Project Rock Co-Invest Fund, L.P.*[1,5,6]	Limited Partnership Interest	11/9/2023	25,457,834	39,243,618
Total Software and Services			69,117,279	92,044,432

Technology - 0.8%
Northleaf Thor Co-Investment (Blocked) II, L.P.*[1,5,6]	Class A Limited Partner	5/28/2024	26,191,861	34,716,154

Transportation - 0.5%
EDR Co-Invest Aggregator, L.P.[1,4,5,6]	Limited Partnership Interest	2/12/2024	16,000,000	21,805,892

Utilities - 0.7%
Terramont Montauk Co-Invest L.P.*[1,4,5,6]	Limited Partnership Interest	7/25/2024	16,395,549	26,866,218
Total North America			1,058,708,179	1,256,217,739

Western Europe - 10.6%
Construction - 0.9%
GTCR (C) Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	9/13/2023	22,531,257	38,655,072

Consumer Staples - 1.2%
ORCP IV Pop Co-Investors, L.P,*[1,5,6]	Limited Partnership Interest	11/8/2024	42,972,906	49,184,629

Diversified Financials - 0.3%
Enak Aggregator, L.P.*[1,2,6,8]	Limited Partnership Interest	1/18/2022	9,652,846	13,893,533

Financials - 4.2%
Estancia Ruby Intermediate Aggregator, L.P.*[1,5,6,8]	Limited Partnership Interest	6/3/2024	27,091,276	28,242,002
MDCP Co-Investors, L.P.*[1,6,8]	Limited Partnership Interest	6/30/2025	89,650,370	89,596,874
PSC Tiger, L.P.*[1,4,5,6,8]	Limited Partnership Interest	9/4/2024	46,381,941	58,259,953
Total Financials			163,123,587	176,098,829

Health Care - 0.2%
Panacea Co-Investment, L.P.*[1,6,8]	Limited Partnership Interest	12/21/2020	7,725,535	9,781,138

Industrials - 0.4%
FSN Capital Unique Co-Investment, L.P.*[1,2,6,8]	Limited Partnership Interest	3/9/2022	11,545,729	14,608,131

Information Technology - 1.9%
Hera Co-Investment, L.P.*[1,5,6]	Limited Partnership Interest	1/16/2025	61,134,698	63,756,702
Sakura Co-Investment Holdings, L.P.*[1,2,4,6,8]	Limited Partnership Interest	5/24/2023	8,194,950	12,981,144
Total Information Technology			69,329,648	76,737,846

Insurance - 0.3%
Chance Co-Investment, L.P.*[1,6,8]	Limited Partnership Interest	12/21/2020	5,851,989	13,791,706

Software and Services - 0.1%
Bowmark Investment Partnership - J, L.P.*[1,6,8]	Limited Partnership Interest	10/15/2020	2,583,473	5,262,825
TPG Vardos CI, L.P.*[1,4,6]	Limited Partnership Interest	9/9/2020	48,354	37,424
Total Software and Services			2,631,827	5,300,249

Technology - 1.1%
Cloud Co-Investment, L.P.*[1,4,5,6,8]	Limited Partnership Interest	12/22/2023	12,968,771	15,296,626
Smash Capital Trend Holdco SPV, L.P.*[1,5,6]	Class A Interest	4/24/2024	21,437,600	31,831,764
Total Technology			34,406,371	47,128,390
Total Western Europe			369,771,695	445,179,523
Total Direct Equity (Cost $1,482,879,874)			1,482,879,874	1,770,793,855

	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments - 50.4%^
Secondary Direct Equity - 1.4%
North America - 1.4%
Distribution Services - 0.7%
MiddleGround Carbon CV, L.P.*[1,4,5,6]	Limited Partnership Interest	11/15/2023	25,633,004	31,281,551

Growth Equity - 0.1%
Madison Bay - HL, L.P.*[1,2,6]	Limited Partnership Interest	9/4/2020	2,810,401	5,154,544

Professional Services - 0.6%
Hockey Parent Holdings, L.P.*[1,5,6] (175,000.65 units)	Class A Units	9/14/2023	17,500,065	23,572,588	#
Total North America			45,943,470	60,008,683
Total Secondary Direct Equity (Cost $45,943,470)			45,943,470	60,008,683

Secondary Funds - 49.0%
Africa - 0.0%
Diversified Financials - 0.0%
Helios Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	357,366	274,771

Asia - 0.4%
Computer Software and Services - 0.0%
Baring Asia Private Equity Fund IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	9,755	-

Consumer Discretionary - 0.0%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,4,6]	Limited Partnership Interest	6/23/2022	3,436,770	1,689,734

Diversifed Financials - 0.1%
AIF Capital Asia IV Continuation, L.P.*[1,5,6]	Limited Partnership Interest	11/4/2024	840,765	1,014,815
CDH Venture Partners II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	25,912	47,138
CDH Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	297,154
Navis Asia Fund V, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	254,887	568,354
Quadrant Private Equity No. 3, L.P.*[1,5,6,8]	Limited Partnership Interest	11/30/2023	63,995	354,849
TRG Growth Partnership II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	14,924
Total Diversified Financials			1,185,559	2,297,234

Financials - 0.1%
Capital Today China Growth Fund II, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	680,322	959,020
Dahlia (Mauritius) Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	597,874
Indium IV (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,353	4,934
Primavera Capital (Cayman) Fund I, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	37,465	448,015
TPG Asia V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	184,723
Total Financials			721,140	2,194,566

Health Care - 0.2%
LC Healthcare Continued Fund I, L.P.*[1,2,4,6]	Limited Partnership Interest	5/12/2021	6,918,011	8,543,552

Industrial Manufacturing - 0.0%
Asia Opportunity Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	189,892

Materials - 0.0%
Indium III (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	230	2,134

Real Estate - 0.0%
BPEA Private Equity Fund V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	-	288,141

Technology - 0.0%
IDG-Accel China Capital, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	637,302	714,112
Total Asia			12,908,767	15,919,365

Caribbean - 0.0%
Diversified Financials - 0.0%
Wind Point Partners IX-B, L.P.*[1,4,6,7]	Limited Partnership Interest	12/29/2023	90,302	113,279

Middle East - 1.2%
Software and Services - 0.2%
Awz Pentera III, LLC*[1,2,6] (15 shares)	Common Stock	12/21/2022	3,030,000	8,629,138
Venture Capital - 0.2%
Pitango Continuation Fund 2021, L.P.*[1,2,4,6]	Limited Partnership Interest	11/9/2021	7,218,296	8,506,868

Video Games - 0.8%
VGames, L.P.*[1,4,5,6]	Limited Partnership Interest	3/25/2025	22,725,561	32,784,228
Total Middle East			32,973,857	49,920,234

North America - 40.0%
Communication Services - 1.4%
Delta-v VN, L.P.*[1,4,5,6]	Limited Partnership Interest	7/19/2024	41,380,769	59,806,345

Corporate Finance/Buyout - 2.7%
ACON Strategic Partners II-B, L.P.*[1,2,4,6]	Limited Partnership Interest	8/2/2022	6,463,631	22,034,731
Audax Private Equity Fund IV CF, L.P.*[1,4,6]	Limited Partnership Interest	12/23/2020	4,286,053	5,351,854
CLP Select Opportunities, L.P.*[1,4,6]	Limited Partnership Interest	12/10/2020	11,791,459	16,260,565
JZHL Secondary Fund, L.P.*[1,4,6,9]	Limited Partnership Interest	12/4/2020	2,615,621	2,411,000
Kelso Investment Associates IX, L.P.*[1,4,6,10]	Limited Partnership Interest	9/30/2022	19,327,201	27,817,950
KPS Special Situations Fund IV, L.P.*[1,4,6]	Limited Partnership Interest	9/30/2020	1,443,059	1,309,500
Roark Capital Partners CF L.P.*[1,2,4,6]	Limited Partnership Interest	8/26/2022	5,604,098	9,260,183
TorQuest Partners Fund US IV L.P.*[1,2,4,6,8]	Limited Partnership Interest	9/30/2022	16,724,767	4,418,425
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,4,6,8]	Limited Partnership Interest	12/31/2021	6,321,443	7,196,856
Webster Equity Partners Pinnacle, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	10,000,000	18,077,160
Wind Point Partners VIII-B, L.P.*[1,4,6]	Limited Partnership Interest	3/31/2021	894,153	810,576
Total Corporate Finance/Buyout			85,471,485	114,948,800

Distribution Services - 0.5%
WCM Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	12/24/2023	13,513,882	20,452,598

Diversified Financials - 16.9%
Advent International GPE IX-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	8,291,968	9,837,942
Advent International GPE VIII-C, L.P.*[1,2,6]	Limited Partnership Interest	6/30/2023	18,724,218	16,621,872
Advent International GPE VIII-H, L.P.*[1,5,6]	Limited Partnership Interest	3/29/2024	2,094,539	2,141,865
Advent International GPE IX-G, L.P.*[1,4,6,11]	Limited Partnership Interest	6/26/2025	13,543,588	13,659,716
Advent International GPE X-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,836,642	2,340,493
AEA Mezzanine Fund III, L.P.*[1,4,6,10]	Limited Partnership Interest	7/3/2023	-	91,615
AEA Mezzanine Fund IV, L.P.*[1,4,6,10]	Limited Partnership Interest	7/3/2023	3,716,762	4,303,549
Apollo Overseas Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,441,806	4,823,469
Arrowhead Capital Fund III, L.P.*[1,4,6,10]	Limited Partnership Interest	6/30/2023	1,706,399	2,347,891
Bain Capital Fund XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,911,942	4,765,612
Bain Capital Fund (Lux) XIII SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,045,810	4,330,899
Blackrock Sapphire POF, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	33,032,250	58,797,254
Blackstone Tactical Opportunites Fund II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,342,501	3,880,667
Blackstone Tactical Opportunites Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	15,559,049	19,505,583
Centerbridge Capital Partners III-A, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,393,836	1,411,650
Clayton Dubilier & Rice X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,172,220	1,801,865
Clayton Dubilier & Rice XI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,073,073	4,025,165
Court Square Capital Partners III, L.P.*[1,4,5,6]	Limited Partnership Interest	2/7/2024	24,798,591	21,419,497
Court Square Capital Partners V, L.P.*[1,4,6]	Limited Partnership Interest	2/29/2024	-	-
Crestview Partners III CV-A GP, L.P.*[1,4,5,6]	Limited Partnership Interest	3/31/2025	18,818,199	31,849,365
Gasherbrum Fund I, L.P.*[1,5,6]	Limited Partnership Interest	11/27/2023	18,881,363	30,713,812
Genstar Capital Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,057,141	2,420,305
Genstar Capital Partners X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,273,891	2,632,239
GI Partners Fund VI, L.P.*[1,4,6,10]	Limited Partnership Interest	3/28/2024	30,798,750	42,288,080
GoldPoint Mezzanine Partners IV, L.P.*[1,4,6,10]	Limited Partnership Interest	6/30/2023	2,306,826	3,273,419
Green Equity Investors Side VIII, L.P.*[1,4,6,11]	Limited Partnership Interest	6/26/2025	8,238,449	9,366,791
HGGC Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	8,826,865	4,762,290
HGGC Fund III SQ AIV, L.P.*[1,5,6]	Limited Partnership Interest	3/14/2025	3,777,456	3,957,346
HGGC Fund IV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	6,151,240	7,017,487
KKR Americas Fund XII, L.P.*[1,4,6,11]	Limited Partnership Interest	6/25/2025	8,070,425	9,054,532
ICG North American Private Debt Fund II, L.P.*[1,4,6,10]	Limited Partnership Interest	7/13/2023	1,616,881	2,136,483
Levine Leichtman Capital Partners VII-A, L.P.*[1,4,5,6]	Limited Partnership Interest	11/1/2024	845,940	817,308
LLCP LMM Acquisition Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	11/20/2024	36,956,771	45,963,550
MDCP Insurance SPV, L.P.*[1,2,4,6]	Limited Partnership Interest	6/28/2023	11,285,534	20,212,778
New Mountain Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	1/2/2025	1,504,616	1,464,464
New Mountain Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,382,411	3,928,203
Oaktree Power Opportunities Fund III (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	-	25,627
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	2,109	19,716
Paddington Partners 3, L.P.*[1,4,5,6]	Limited Partnership Interest	12/21/2023	47,008,768	64,385,794
Platinum Equity Capital Partners IV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,804,422	3,910,545
Platinum Equity Capital Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,287,859	5,648,110
Platinum Equity Capital Partners V Credit, L.P.*[1,4,6,11]	Limited Partnership Interest	6/30/2025	9,872,778	9,444,100
Providence Equity Partners VIII-A, L.P.*[1,4,6,11]	Limited Partnership Interest	6/30/2025	5,138,173	5,701,883
Silver Lake Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,020,453	6,930,393
Silver Lake Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,969,123	8,359,926
TA XII-B, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,278,364	3,235,492
TA XII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	2,279,707	2,620,749
TA XIII-B, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,782,551	3,436,304
TA XIII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,174,518	1,546,337
TA XIV-B, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	1,455,607	1,821,176
The Resolute Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	12/28/2023	38,800,850	56,967,102
The Resolute II Continuation Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/20/2021	5,266,007	8,070,311
Thoma Bravo Discover Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,284,875	3,010,416
Thoma Bravo Fund XII-A, L.P.*[1,4,6,11]	Limited Partnership Interest	6/24/2025	2,057,158	2,191,156
Thoma Bravo Fund XIII-A, L.P.*[1,4,5,6]	Limited Partnership Interest	1/2/2025	2,772,236	3,087,187
Thoma Bravo Fund XIV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,245,455	4,513,652
Warburg Pincus (Callisto-A) Global Growth, L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	33,348,861	57,971,951
Warburg Pincus Global Growth-B, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,097,015	4,300,307
Warburg Pincus Jovian GG, L.P.*[1,4,5,6]	Limited Partnership Interest	12/17/2024	4,481,052	5,013,052
Warburg Pincus Private Equity XII-B, L.P.*[1,5,6]	Limited Partnership Interest	3/28/2024	2,307,183	2,224,663
Wind Point Partners IX-A, L.P.*[1,4,6,7]	Limited Partnership Interest	12/29/2023	20,580,193	25,269,079
Wind Point Partners VIII-A, L.P.*[1,4,6,10]	Limited Partnership Interest	12/29/2023	7,737,142	8,953,527
Wind Point Partners X-B, L.P.*[1,4,5,6]	Limited Partnership Interest	1/23/2024	6,881,195	8,780,207
Total Diversified Financials			540,411,606	705,403,818

Financials - 1.4%
APH Extended Value Fund H, L.P.*[1,4,5,6]	Limited Partnership Interest	12/27/2024	25,873,137	30,471,125
Motive InvestCloud Co-Investment II, L.P.*[1,2,4,6]	Limited Partnership Interest	5/22/2024	284,808	752,936
SCP Harbor, L.P.*[1,4,5,6]	Preferred Equity	10/13/2023	12,963,732	25,686,425
Total Financials			39,121,677	56,910,486

Growth Equity - 0.8%
10K Lakes Fund II, L.P.*[1,2,4,6]	Limited Partnership Interest	10/27/2021	1,803,378	789,179
Everstone Capital Partners III, L.P.*[1,4,6]	Limited Partnership Interest	10/15/2020	3,391,357	5,512,406
L Catterton Growth IV L.P.*[1,2,4,6]	Limited Partnership Interest	3/31/2021	7,105,013	6,281,309
Motive IC SAS-A, L.P.*[1,2,6]	Limited Partnership Interest	6/28/2021	2,866,454	3,426,617
NewView Capital Special Opportunities Fund I, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	10,429,845	18,671,437
Total Growth Equity			25,596,047	34,680,948

Healthcare & Business Services - 1.4%
Eversecure PTE. LTD.*[1,2,6] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	-	-
NewView Capital Special Opportunities Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	12/13/2023	40,236,191	54,355,161
TDP Western Veterinary Co-Invest Fund A, L.P.*[1,2,6]	Preferred Equity	3/15/2023	3,375,000	5,873,563
Total Healthcare & Business Services			43,611,191	60,228,724

Industrials - 4.2%
JFL-PURIS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	31,128,423	32,550,034
KIA X Knight SPV (DE), L.P.*[1,4,5,6]	Limited Partnership Interest	6/10/2024	46,987,269	64,637,404
The Resolute III Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	64,344,007	74,044,746
TRF IV CFS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	4,119,073	4,705,579
Total Industrials			146,578,772	175,937,763

Information Technology - 8.5%
Banner Capital Fund I, L.P.*[1,4,5,6]	Limited Partnership Interest	6/5/2025	50,208,019	75,312,028
Founders Circle Capital Co-Invest Series 10, L.P.*[1,5,6]	Limited Partnership Interest	3/14/2025	15,901,060	25,794,100
Gasherbrum Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	3/15/2025	17,688,447	15,639,956
Huntress Labs, Inc.*[1,5,6] (332,333 shares)	Common Stock	6/7/2025	3,987,996	3,987,996	#
Lightspeed Ascent Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	3/17/2025	38,220,000	39,999,495
PSG Sequel-A L.P.*[1,4,5,6]	Limited Partnership Interest	3/18/2025	69,385,803	82,601,407
Sapphire Opportunity Fund IV-B, L.P.*[1,5,6]	Limited Partnership Interest	5/19/2025	14,010,000	14,010,000
SDP Special Situations LLC - Series X*[1,5,6]	Limited Partnership Interest	3/19/2025	29,257,951	37,435,365
TSCP CV II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/9/2024	42,363,864	50,856,038
ZMC II Extended Value Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/19/2021	5,179,341	8,157,484
Total Information Technology			286,202,481	353,793,869

Manufacturing - 1.0%
VSC EV3 (Parallel), L.P.*[1,4,5,6]	Limited Partnership Interest	12/19/2023	22,977,260	41,833,873

Software and Services - 0.6%
AKKR Isosceles CV, L.P.*[1,4,5,6]	Limited Partnership Interest	6/17/2025	25,377,303	25,377,303

Technology - 0.6%
Insight Venture Partners Coinvestment Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	14,901	33,358
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	713,665	1,581,617
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.*[1,4,6,7]	Limited Partnership Interest	9/29/2023	195,194	209,054
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	2,935,456	2,969,237
Insight Venture Partners VIII (Co-Investors), L.P.*[1,4,6,7]	Limited Partnership Interest	9/29/2023	351,116	688,267
Insight Venture Partners IX L.P.*[1,4,6,7]	Limited Partnership Interest	9/29/2023	160,575	216,125
Insight Venture Partners (Cayman) VIII, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	4,500,064	8,817,140
Insight Venture Partners (Cayman) IX, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	7,556,665	9,953,215
Total Technology			16,427,636	24,468,013
Total North America			1,286,670,109	1,673,842,540

South America - 0.0%
Diversified Financials - 0.0%
Advent Latin American Private Equity Fund IV-E L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	60,627	160,177
Advent Latin American Private Equity Fund V L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	9,958	269,515
Southern Cross Latin America Extension Fund IV L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	256	203,143
Victoria South American Partners II L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	169,222	51,770
Total Diversified Financials			240,063	684,605
Total South America			240,063	684,605

Western Europe - 7.4%
Corporate Finance/Buyout - 0.0%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,4,6,8]	Limited Partnership Interest	4/22/2021	-	-

Consumer Discretionary - 2.0%
L Catterton Europe IV Aggregator SLP*[1,5,6,8]	Limited Partnership Interest	11/25/2024	39,097,500	73,605,702
L Catterton Europe V, SLP*[1,4,5,6,8]	Limited Partnership Interest	12/20/2024	8,684,463	11,529,990
Total Consumer Discretionary			47,781,963	85,135,692

Diversified Financials - 3.5%
Ardian Buyout Fund A VII*[1,4,6,8,11] (115,960 shares)	Common Stock	9/30/2024	9,121,010	12,803,544
Ardian Expansion Fund V, SLP*[1,6,8,11] (26,760 shares)	Common Stock	9/30/2024	2,286,308	3,171,579
BC European Capital X, L.P.*[1,4,6,8,11]	Limited Partnership Interest	9/30/2024	3,066,378	3,649,639
BC European Capital XI, L.P. BC partners XI-EUR Fund*[1,4,6,8,11]	Limited Partnership Interest	9/30/2024	8,375,551	10,861,475
Bridgepoint Europe VI, BE 'S' L.P.*[1,6,8,11]	Limited Partnership Interest	9/30/2024	3,796,845	4,607,237
Cevine Capital Management VI No. 1 Fund*[1,4,6,8,11]	Limited Partnership Interest	6/30/2025	4,847,099	5,529,025
Charterhouse Capital Partners XI, L.P.*[1,4,6,8,11]	Limited Partnership Interest	9/30/2024	2,772,067	3,745,938
CVC Capital Partners VI (A) L.P.*[1,2,4,6,8]	Limited Partnership Interest	3/30/2023	1,736,805	2,004,267
CVC Capital Partners VII (A) L.P.*[1,2,4,6,8]	Limited Partnership Interest	3/30/2023	3,865,132	5,412,322
CVC Capital Partners VIII (A) L.P.*[1,2,4,6,8]	Limited Partnership Interest	3/30/2023	2,166,503	2,856,651
CVC European Equity Partners V (A) L.P.*[1,2,4,6,8]	Limited Partnership Interest	3/30/2023	14,367	22,740
CVC European Equity Partners V (B) L.P.*[1,2,4,6,8]	Limited Partnership Interest	3/30/2023	36,080	56,850
EQT IX Storable Side Car (EUR), SCSP*[1,4,6,8,11]	Limited Partnership Interest	6/26/2025	10,834,575	13,079,674
Eurazeo PME IV*[1,4,6,8,11] (7,136,000 shares)	Common Stock	9/30/2024	4,216,334	6,279,033
FPCI Latour Capital III*[1,6,8,11] (7,136,000 shares)	Common Stock	9/30/2024	9,114,126	13,314,399
IK IX Fund No.2 SCSp*[1,6,8,11]	Limited Partnership Interest	9/30/2024	7,505,440	10,033,897
Investindustrial VII, L.P.*[1,6,8,11]	Limited Partnership Interest	9/30/2024	7,145,449	9,761,926
Permira VII, L.P.*[1,4,6,8,11]	Limited Partnership Interest	6/27/2025	7,577,912	8,262,731
Qualium Fund III SLP*[1,4,6,8,11] (71,360 shares)	Common Stock	9/30/2024	3,414,137	5,293,609
Sagard 3, FCPI*[1,2,4,6,8]	Limited Partnership Interest	7/23/2021	476,947	301,400
Sagard 4, FCPI*[1,2,4,6,8]	Limited Partnership Interest	9/3/2021	208,423	316,808
Trilantic Europe VI SCSP*[1,4,6,8,11]	Limited Partnership Interest	9/30/2024	6,043,801	5,578,657
VIP III Feeder, L.P.*[1,4,5,6,8]	Limited Partnership Interest	6/28/2024	7,902,602	11,444,352
VIP V Feeder S.C.Sp.*[1,4,5,6,8]	Limited Partnership Interest	7/31/2024	979,456	970,392
Waterland Private Equity Fund VI, C.V.*[1,4,5,6,8]	Limited Partnership Interest	9/29/2023	1,588,660	2,967,970
Waterland Private Equity Fund VII, C.V.*[1,4,5,6,8]	Limited Partnership Interest	9/29/2023	4,972,440	5,016,600
Total Diversified Financials			114,064,447	147,342,715

Health Care - 1.0%
AHP Cooper Sidecar, L.P.*[1,5,6]	Limited Partnership Interest	6/24/2024	25,518,666	39,886,748

Logistics - 0.1%
Verdane (HL) A-IB Co-Invest AB*[1,2,4,6,8]	Limited Partnership Interest	3/20/2022	5,729,344	2,155,786

Information Technology - 0.7%
Iron Institutionals AgilaCapital*1,4,5,6,8 (22,548,240 A shares)	Limited Partnership Interest	2/12/2025	23,171,992	29,679,912

Technology Solutions - 0.1%
ECI 11 L.P.*[1,4,5,6,8]	Limited Partnership Interest	9/29/2023	2,946,482	4,306,799

Telecommunications - 0.0%
ECI 10 A L.P.*[1,4,5,6,8]	Limited Partnership Interest	9/29/2023	16,251	419,586
Total Western Europe			219,229,145	308,927,238
Total Secondary Funds (Cost $1,552,469,609)			1,552,469,609	2,049,682,032

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 11.4%
JPMorgan U.S. Government Money Market Fund - Agency Shares	4.12%[12]	N/A	2,576,013	2,576,013	2,576,013
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[12]	112,314,400	N/A	112,314,400	112,314,400
UMB Bank, Money Market Special II Deposit Investment	4.19%[12]	360,817,466	N/A	360,817,466	360,817,466
Total Short Term Investments (Cost $475,707,879)				475,707,879	475,707,879

Total Investments (Cost $3,675,751,558)					4,484,654,579
Liabilities in excess of other assets - (7.2%)					(299,547,569)
Total Net Assets - 100%					$4,185,107,010

SOFR - Secured Overnight Financing Rate (Rate was 4.45% at June 30, 2025)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 4.20759% at June 30, 2025)

SONIA (Sterling Overnight Index Average) – interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 4.22% at June 30, 2025)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 was $4,008,946,700, or 95.8% of net assets.
[2]	All or a portion of this security is held through HL PAF Holdings, LLC. (See Note 1).
[3]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, (iv) SOFR or (v) SONIA.
[4]	Investment has been committed to but has not been fully funded by the Fund. (See Note 11).
[5]	All or a portion of this security is held through HL PAF Splitter LLC. (See Note 1).
[6]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[7]	All or a portion of this security is held through HL PAF DE Blocker LLC. (See Note 1).
[8]	Foreign security denominated in U.S. Dollars.
[9]	All or a portion of this security is held through HL PAF JZ Blocker. (See Note 1).
[10]	All or a portion of this security is held through HL PAF Diamondback Blocker. (See Note 1).
[11]	All or a portion of this security is held through HL PAF Da Vinci SPV LLC. (See Note 1).
[12]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Schedule of Investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Fund’s Board of Trustees (“Board”), the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in investment funds.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2025 (Unaudited)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II*	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$97,337,864	$97,337,864
Direct Equity	-	-	342,416,777	342,416,777
Secondary Direct Equity	-	-	23,572,588	23,572,588
Secondary Funds	-	-	3,987,996	3,987,996
Short Term Investments	475,707,879	-	-	475,707,879
Total Investments	$475,707,879	$-	$467,315,225	$943,023,104

*	The Fund did not hold any Level II securities at June 30, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $3,541,631,475 are excluded from the fair value hierarchy as of June 30, 2025.